Note 6 - Prepaid Expense (Tables)	12 Months Ended
Jul. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses
	2012	2011	2010
Lease deposit	$-	$1,325	$1,325
Others	-	-	5,196
	$-	$1,325	$6,521